Balance Sheet Components - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment under capital lease, included under computer equipment	$ 865,000	$ 729,000
Accumulated depreciation	6,152,000	4,580,000
Depreciation and amortization expense	3,600,000	2,500,000	963,000
Capital lease expense [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ 492,000	$ 215,000